Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net (loss)/earnings	$ (3,929)	$ 20,333	$ 20,967
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	21,169	19,615	17,548
Prepaid pension asset - Note I	(5,744)	(7,432)	(9,363)
Pension liability - Note I	(8,332)	(1,597)	(737)
Amortization of retirement benefit adjustments - Note I	8,138	6,918	5,045
Equity-based compensation - Note J	4,219	4,099	3,746
Deferred income taxes - Note K	12,568	(201)	1,166
Restructuring charge - Note P	11,899	6,386	2,878
Loss on sale of EMS business - Note B	1,229
Gain on sale-leaseback transaction - Note O		(10,334)
Insurance recovery for business interruption and property damage - casualties		(22,662)	(10,149)
Insurance proceeds for business interruption and property damage other than property, plant and equipment - casualty		23,353	4,934
Changes in assets and liabilities, net of effects from acquisitions and divestitures:
Accounts receivable	(6,075)	9,500	8,345
Inventories	(2,511)	18,832	(16,131)
Accounts payable	4,716	(17,519)	3,171
Accrued liabilities	733	(8,958)	(6,607)
Income taxes payable	(15)	(7)	(876)
Other	(494)	1,328	(1,746)
Total adjustments	41,500	21,321	1,224
Net cash provided by operations	37,571	41,654	22,191
Cash flows from investing activities:
Proceeds from sale of assets	1,768	499	33
Capital expenditures	(13,982)	(13,464)	(15,574)
Capital expenditures to replace property, plant and equipment damaged in casualties		(2,859)	(4,733)
Insurance proceeds for property, plant and equipment damaged in casualties		2,250	6,767
Payment for acquisitions, net of cash acquired - Note C		(78,189)	(2,889)
Proceeds from sale of EMS business - Note B	75,000
Proceeds from sale-leaseback transaction		17,678
Net cash provided by/(used in) investing activities	62,786	(74,085)	(16,396)
Cash flows from financing activities:
Borrowings of long-term debt	3,786,000	5,540,700	1,967,000
Payments of long-term debt	(3,864,500)	(5,461,600)	(1,962,600)
Borrowings of short-term notes payable	2,218	2,271	3,103
Payments of short-term notes payable	(2,218)	(2,271)	(3,103)
Purchase of treasury stock	(6,208)	(10,374)	(3,575)
Dividends paid	(4,874)	(4,759)	(4,119)
Exercise of stock options	2,722	1,679	472
Other	294	160	206
Net cash (used in)/provided by financing activities	(86,566)	65,806	(2,616)
Effect of exchange rate changes on cash	1,006	(216)	(82)
Net increase in cash and cash equivalents	14,797	33,159	3,097
Cash and cash equivalents at beginning of year	109,571	76,412	73,315
Cash and cash equivalents at end of year	124,368	109,571	76,412
Cash paid during the year for:
Interest	3,104	2,258	1,763
Income taxes - net	$ 6,431	$ 6,786	$ 4,730